UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Annual Report

October 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2017

Eaton Vance

Income Fund of Boston

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20 and 44

Federal Tax Information	21

Management and Organization	45

Important Notices	48

Eaton Vance

Income Fund of Boston

October 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. high-yield bonds experienced another strong return for the 12-month period ended October 31, 2017. The asset class benefited as the U.S. economy continued to grow at a modest pace, with gross domestic product (GDP) expanding at an annual rate of roughly 3% in the second and third quarters of 2017, roughly double the pace of the first quarter.

Helped by this favorable backdrop, high-yield issuers generally saw consistent improvement in fundamentals, including revenues, earnings and cash flow generation. The trailing 12-month default rate on high-yield bonds declined from 3.53% to 1.18%. This decrease was largely driven by an increase, as well as stabilization, in commodity prices, which put downward pressure on defaults in the energy and metals/mining sectors. Leverage — a measure of debt levels — within the asset class edged lower during the period. In addition, interest coverage — an indicator of how easily issuers can pay the interest expense on their outstanding debt — moved higher. All of these shifts were positive.

The supply/demand balance for the asset class also remained healthy during the period. While gross issuance rose roughly 10% this past year, net new issuance decreased as more of the new paper coming to market was used to refinance existing debt at lower rates. In addition, the percentage of new debt issued to fund leveraged buyouts or carrying split-B/CCC or lower credit ratings6 — which can be indicators of the level of risk in the asset class — was little changed. As net new supply contracted, demand for U.S. high-yield bonds remained firm, aided by foreign investors contending with low yields globally. Inflows from institutional investors — which represent about 75% of the high-yield bond ownership base — more than offset retail outflows.

Against this backdrop, the average yield on high-yield bonds in the ICE BofAML U.S. High Yield Index2 fell from 6.33% to 5.52% over the 12-month period, even as the yield on the five-year Treasury rose from 1.31% to 2.01%. Spreads — the difference in yields between high-yield bonds and U.S. Treasurys that represents the investor’s compensation for taking on additional risk — reached their tightest level since June 2014. High-yield bond prices, which generally move in the opposite direction of spreads, rose, ending the period above historic norms.

Fund Performance

For the fiscal year ended October 31, 2017, Eaton Vance Income Fund of Boston (the Fund) Class A shares at net asset value (NAV) had a total return of 7.52%, compared to the 9.14% return of its primary benchmark, the ICE BofAML U.S. High Yield Index (the Index).

The Fund’s higher-quality bias hampered relative performance in a strong up market that favored lower-quality issues. In particular, the Fund’s underexposure to the lower-quality and top-performing portion of the CCC-rated segment weighed on performance. Similarly, credit selection in the energy sector hurt performance, largely because the Fund continued to favor higher-quality, lower-cost energy producers believed to be positioned to survive a prolonged period of low commodity prices. However, lower-quality issuers benefited most as oil prices stabilized above $50 per barrel.

Elsewhere, a modest overweight and credit selection in the weaker-performing retail sector hindered relative performance, as did underexposure and credit selection in the strong performing diversified financial services sector. The Fund’s sizable overweight in bonds with two-year-and-under durations7 was an added headwind, as longer-duration issues, which generally have higher credit sensitivity, significantly outperformed within the Index. However, strong credit selection in this short-duration segment helped offset some of this underperformance. The Fund also lost ground from a modest, out-of-Index position in cash.

By contrast, credit selection in the non-rated category, a small weighting that included a convertible bond holding, had a positive impact on relative performance. Having an underweight in the lesser-performing, higher-quality BB segment, also helped, as did positive credit selection in this segment. Credit selection in the single-B bonds, which represent over 40% of the Index and the Fund, further aided relative performance. In terms of sectors, credit selection in the services sector was the biggest contributor, with an added boost from air transportation, broadcasting, containers and diversified media. Lastly, by duration segment, the Fund had favorable credit selection across almost all segments, with the strongest gains in bonds with duration between two and five years.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

October 31, 2017

Performance2,3

Portfolio Managers Michael W. Weilheimer, CFA and Stephen C. Concannon, CFA

% Average Annual Total Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV		06/15/1972	06/15/1972	7.52%	5.66%	6.56%
Class A with 4.75% Maximum Sales Charge		—	—	2.49	4.62	6.04
Class B at NAV		06/20/2002	06/15/1972	6.91	4.87	5.78
Class B with 5% Maximum Sales Charge		—	—	1.91	4.54	5.78
Class C at NAV		06/21/2002	06/15/1972	6.72	4.87	5.78
Class C with 1% Maximum Sales Charge		—	—	5.72	4.87	5.78
Class I at NAV		07/01/1999	06/15/1972	7.96	5.92	6.85
Class R at NAV		01/05/2004	06/15/1972	7.25	5.39	6.29
Class R6 at NAV		07/01/2014	06/15/1972	8.06	5.97	6.88
ICE BofAML U.S. High Yield Index		—	—	9.14%	6.29%	7.69%
ICE BofAML U.S. High Yield Constrained Index		—	—	9.14	6.29	7.77

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R	Class R6
	0.99%	1.75%	1.74%	0.74%	1.24%	0.66%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	10/31/2007	$17,541	N.A.
Class C	$10,000	10/31/2007	$17,541	N.A.
Class I	$250,000	10/31/2007	$485,311	N.A.
Class R	$10,000	10/31/2007	$18,419	N.A.
Class R6	$1,000,000	10/31/2007	$1,946,449	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Income Fund of Boston

October 31, 2017

Fund Profile5

Credit Quality (% of bonds and loans)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Income Fund of Boston

October 31, 2017

Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective October 23, 2017, the BofA Merrill Lynch Indices have been rebranded as Intercontinental Exchange’s (“ICE”) BofAML indices.

5

Eaton Vance

Income Fund of Boston

October 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 – October 31, 2017).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/17)	Ending Account Value (10/31/17)	Expenses Paid During Period* (5/1/17 – 10/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.10	$5.06	0.99%
Class B	$1,000.00	$1,024.00	$8.88	1.74%
Class C	$1,000.00	$1,024.00	$8.88	1.74%
Class I	$1,000.00	$1,029.10	$3.78	0.74%
Class R	$1,000.00	$1,024.80	$6.33	1.24%
Class R6	$1,000.00	$1,029.50	$3.38	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.04	0.99%
Class B	$1,000.00	$1,016.40	$8.84	1.74%
Class C	$1,000.00	$1,016.40	$8.84	1.74%
Class I	$1,000.00	$1,021.50	$3.77	0.74%
Class R	$1,000.00	$1,019.00	$6.31	1.24%
Class R6	$1,000.00	$1,021.90	$3.36	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Income Fund of Boston

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Investment in Boston Income Portfolio, at value (identified cost, $5,512,399,504)	$5,715,402,718
Receivable for Fund shares sold	14,003,482
Total assets	$5,729,406,200

Liabilities
Payable for Fund shares redeemed	$22,687,344
Distributions payable	1,628,957
Payable to affiliates:
Distribution and service fees	449,834
Trustees’ fees	42
Accrued expenses	1,600,428
Total liabilities	$26,366,605
Net Assets	$5,703,039,595

Sources of Net Assets
Paid-in capital	$5,656,911,094
Accumulated net realized loss from Portfolio	(152,722,655)
Accumulated distributions in excess of net investment income	(4,152,058)
Net unrealized appreciation from Portfolio	203,003,214
Total	$5,703,039,595

Class A Shares
Net Assets	$1,020,935,129
Shares Outstanding	175,923,005
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.80
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.09

Class B Shares
Net Assets	$7,575,364
Shares Outstanding	1,304,427
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.81

Class C Shares
Net Assets	$231,503,869
Shares Outstanding	39,838,061
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.81

Class I Shares
Net Assets	$4,217,385,443
Shares Outstanding	726,338,405
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.81

Class R Shares
Net Assets	$46,259,327
Shares Outstanding	7,968,665
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.81

Class R6 Shares
Net Assets	$179,380,463
Shares Outstanding	30,890,431
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income allocated from Portfolio	$374,362,724
Dividends allocated from Portfolio	4,069,305
Expenses allocated from Portfolio	(37,769,986)
Total investment income from Portfolio	$340,662,043

Expenses
Distribution and service fees
Class A	$3,316,952
Class B	110,534
Class C	2,451,868
Class R	226,612
Trustees’ fees and expenses	500
Custodian fee	60,000
Transfer and dividend disbursing agent fees	5,349,625
Legal and accounting services	154,695
Printing and postage	2,259,122
Registration fees	350,171
Miscellaneous	47,828
Total expenses	$14,327,907

Net investment income	$326,334,136

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$11,903,590
Swap contracts	(486,822)
Forward foreign currency exchange contracts	(193,146)
Net realized gain	$11,223,622
Change in unrealized appreciation (depreciation) —
Investments	$123,703,741
Swap contracts	(331,062)
Forward foreign currency exchange contracts	18,049
Net change in unrealized appreciation (depreciation)	$123,390,728

Net realized and unrealized gain	$134,614,350

Net increase in net assets from operations	$460,948,486

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$326,334,136	$324,197,086
Net realized gain (loss)	11,223,622	(63,758,211)
Net change in unrealized appreciation (depreciation)	123,390,728	177,726,574
Net increase in net assets from operations	$460,948,486	$438,165,449
Distributions to shareholders —
From net investment income
Class A	$(70,180,503)	$(76,522,676)
Class B	(505,260)	(817,440)
Class C	(11,174,018)	(11,861,202)
Class I	(242,424,120)	(240,455,379)
Class R	(2,274,193)	(2,307,025)
Class R6	(6,715,290)	(2,161,401)
Tax return of capital
Class A	(3,468,475)	(6,307,831)
Class B	(24,997)	(64,280)
Class C	(578,615)	(971,446)
Class I	(12,653,635)	(20,189,526)
Class R	(118,891)	(184,370)
Class R6	(381,328)	(190,795)
Total distributions to shareholders	$(350,499,325)	$(362,033,371)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$234,334,636	$611,868,271
Class B	22,851	282,185
Class C	23,693,221	48,632,020
Class I	1,680,468,149	2,516,434,506
Class R	13,428,677	18,548,685
Class R6	133,319,916	44,004,485
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	69,864,441	79,077,089
Class B	463,406	764,599
Class C	10,818,177	11,589,767
Class I	241,189,334	246,393,677
Class R	2,175,387	2,365,990
Class R6	6,257,830	1,207,909
Cost of shares redeemed
Class A	(998,173,207)	(368,664,965)
Class B	(3,307,488)	(4,782,172)
Class C	(60,415,068)	(56,377,082)
Class I	(2,159,623,101)	(2,192,072,233)
Class R	(14,059,208)	(24,611,506)
Class R6	(22,775,736)	(8,608,103)
Net asset value of shares exchanged
Class A	3,721,249	2,815,183
Class B	(3,721,249)	(2,815,183)
Net increase (decrease) in net assets from Fund share transactions	$(842,317,783)	$926,053,122

Net increase (decrease) in net assets	$(731,868,622)	$1,002,185,200

Net Assets
At beginning of year	$6,434,908,217	$5,432,723,017
At end of year	$5,703,039,595	$6,434,908,217

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(4,152,058)	$(3,951,688)

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights

	Class A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$5.700	$5.660	$6.020	$6.060	$5.920

Income (Loss) From Operations
Net investment income(1)	$0.298	$0.302	$0.318	$0.331	$0.349
Net realized and unrealized gain (loss)	0.122	0.076	(0.323)	(0.014)	0.156

Total income (loss) from operations	$0.420	$0.378	$(0.005)	$0.317	$0.505

Less Distributions
From net investment income	$(0.304)	$(0.312)	$(0.329)	$(0.357)	$(0.365)
Tax return of capital	(0.016)	(0.026)	(0.026)	—	—

Total distributions	$(0.320)	$(0.338)	$(0.355)	$(0.357)	$(0.365)

Net asset value — End of year	$5.800	$5.700	$5.660	$6.020	$6.060

Total Return(2)	7.52%	7.02%	(0.10)%	5.34%	8.75%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,020,935	$1,686,369	$1,349,462	$1,551,838	$1,830,909
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.00%	0.99%	1.00%	1.00%	1.00%
Net investment income	5.16%	5.43%	5.43%	5.45%	5.80%
Portfolio Turnover of the Portfolio	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights — continued

	Class B
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$5.700	$5.660	$6.020	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.255	$0.261	$0.276	$0.286	$0.303
Net realized and unrealized gain (loss)	0.131	0.075	(0.326)	(0.023)	0.158

Total income (loss) from operations	$0.386	$0.336	$(0.050)	$0.263	$0.461

Less Distributions
From net investment income	$(0.262)	$(0.274)	$(0.288)	$(0.313)	$(0.321)
Tax return of capital	(0.014)	(0.022)	(0.022)	—	—

Total distributions	$(0.276)	$(0.296)	$(0.310)	$(0.313)	$(0.321)

Net asset value — End of year	$5.810	$5.700	$5.660	$6.020	$6.070

Total Return(2)	6.91%	6.20%	(0.87)%	4.40%	7.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,575	$13,891	$20,491	$30,329	$39,996
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	4.41%	4.72%	4.70%	4.70%	5.04%
Portfolio Turnover of the Portfolio	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights — continued

	Class C
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$5.710	$5.660	$6.030	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.253	$0.260	$0.274	$0.286	$0.303
Net realized and unrealized gain (loss)	0.124	0.086	(0.334)	(0.013)	0.158

Total income (loss) from operations	$0.377	$0.346	$(0.060)	$0.273	$0.461

Less Distributions
From net investment income	$(0.263)	$(0.274)	$(0.288)	$(0.313)	$(0.321)
Tax return of capital	(0.014)	(0.022)	(0.022)	—	—

Total distributions	$(0.277)	$(0.296)	$(0.310)	$(0.313)	$(0.321)

Net asset value — End of year	$5.810	$5.710	$5.660	$6.030	$6.070

Total Return(2)	6.72%	6.39%	(1.04)%	4.57%	7.95%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$231,504	$252,990	$247,325	$295,436	$308,296
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.75%	1.74%	1.75%	1.75%	1.75%
Net investment income	4.38%	4.69%	4.68%	4.70%	5.04%
Portfolio Turnover of the Portfolio	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights — continued

	Class I
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$5.700	$5.660	$6.020	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.311	$0.315	$0.330	$0.345	$0.363
Net realized and unrealized gain (loss)	0.133	0.077	(0.320)	(0.023)	0.157

Total income from operations	$0.444	$0.392	$0.010	$0.322	$0.520

Less Distributions
From net investment income	$(0.317)	$(0.325)	$(0.343)	$(0.372)	$(0.380)
Tax return of capital	(0.017)	(0.027)	(0.027)	—	—

Total distributions	$(0.334)	$(0.352)	$(0.370)	$(0.372)	$(0.380)

Net asset value — End of year	$5.810	$5.700	$5.660	$6.020	$6.070

Total Return(2)	7.96%	7.28%	0.15%	5.42%	9.01%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,217,385	$4,376,959	$3,744,639	$2,903,827	$2,113,533
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.75%	0.74%	0.75%	0.75%	0.75%
Net investment income	5.39%	5.67%	5.64%	5.68%	6.04%
Portfolio Turnover of the Portfolio	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights — continued

	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$5.700	$5.660	$6.020	$6.060	$5.920

Income (Loss) From Operations
Net investment income(1)	$0.282	$0.288	$0.301	$0.316	$0.333
Net realized and unrealized gain (loss)	0.133	0.076	(0.321)	(0.014)	0.157

Total income (loss) from operations	$0.415	$0.364	$(0.020)	$0.302	$0.490

Less Distributions
From net investment income	$(0.290)	$(0.299)	$(0.315)	$(0.342)	$(0.350)
Tax return of capital	(0.015)	(0.025)	(0.025)	—	—

Total distributions	$(0.305)	$(0.324)	$(0.340)	$(0.342)	$(0.350)

Net asset value — End of year	$5.810	$5.700	$5.660	$6.020	$6.060

Total Return(2)	7.25%	6.75%	(0.36)%	5.08%	8.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,259	$43,902	$47,575	$37,575	$34,457
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.25%	1.24%	1.25%	1.25%	1.25%
Net investment income	4.89%	5.20%	5.15%	5.19%	5.54%
Portfolio Turnover of the Portfolio	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Financial Highlights — continued

	Class R6
	Year Ended October 31,			Period Ended October 31, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$5.700	$5.660	$6.020	$6.160

Income (Loss) From Operations
Net investment income(2)	$0.314	$0.319	$0.326	$0.114
Net realized and unrealized gain (loss)	0.135	0.078	(0.311)	(0.129)

Total income (loss) from operations	$0.449	$0.397	$0.015	$(0.015)

Less Distributions
From net investment income	$(0.322)	$(0.330)	$(0.348)	$(0.125)
Tax return of capital	(0.017)	(0.027)	(0.027)	—

Total distributions	$(0.339)	$(0.357)	$(0.375)	$(0.125)

Net asset value — End of period	$5.810	$5.700	$5.660	$6.020

Total Return(3)	8.06%	7.38%	0.24%	(0.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$179,380	$60,797	$23,230	$1,173
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.66%	0.66%	0.66%	0.69	%(7)
Net investment income	5.43%	5.71%	5.62%	5.67	%(7)
Portfolio Turnover of the Portfolio	41%	34%	36%	43	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2014.

15	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at October 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with

16

Eaton Vance

Income Fund of Boston

October 31, 2017

Notes to Financial Statements — continued

income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2017 and October 31, 2016 was as follows:

	Year Ended October 31,
	2017	2016

Distributions declared from:
Ordinary income	$333,273,384	$334,125,123
Tax return of capital	$17,225,941	$27,908,248

During the year ended October 31, 2017, accumulated net realized loss was decreased by $37,144,413, accumulated distributions in excess of net investment income was decreased by $6,738,878 and paid-in capital was decreased by $43,883,291 due to expired capital loss carryforwards and differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards and deferred capital losses	$(143,341,910)
Net unrealized appreciation	$191,099,368
Other temporary differences	$(1,628,957)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio, the timing of recognizing distributions to shareholders and deferral of passive losses from partnership investments in the Portfolio.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,051,010 and deferred capital losses of $141,290,900 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $7,847,642 are short-term and $133,443,258 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2017, EVM earned $103,897 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $112,822 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid

17

Eaton Vance

Income Fund of Boston

October 31, 2017

Notes to Financial Statements — continued

or accrued to EVD for the year ended October 31, 2017 amounted to $3,316,952 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2017, the Fund paid or accrued to EVD $82,901 and $1,838,901 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2017, the Fund paid or accrued to EVD $113,306 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2017 amounted to $27,633, $612,967 and $113,306 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended October 31, 2017, the Fund was informed that EVD received approximately $20,000, $1,000 and $26,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended October 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $505,774,907 and $1,741,623,526, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2017	2016

Sales	40,784,225	109,009,587
Issued to shareholders electing to receive payments of distributions in Fund shares	12,096,690	14,241,169
Redemptions	(173,422,804)	(66,482,062)
Exchange from Class B shares	642,611	509,078

Net increase (decrease)	(119,899,278)	57,277,772

18

Eaton Vance

Income Fund of Boston

October 31, 2017

Notes to Financial Statements — continued

	Year Ended October 31,
Class B	2017	2016

Sales	3,955	50,735
Issued to shareholders electing to receive payments of distributions in Fund shares	80,191	137,985
Redemptions	(572,860)	(865,634)
Exchange to Class A shares	(641,977)	(508,621)

Net decrease	(1,130,691)	(1,185,535)

	Year Ended October 31,
Class C	2017	2016

Sales	4,104,193	8,769,444
Issued to shareholders electing to receive payments of distributions in Fund shares	1,868,345	2,085,190
Redemptions	(10,448,740)	(10,209,560)

Net increase (decrease)	(4,476,202)	645,074

	Year Ended October 31,
Class I	2017	2016

Sales	291,613,694	456,925,142
Issued to shareholders electing to receive payments of distributions in Fund shares	41,693,726	44,312,211
Redemptions	(374,409,680)	(395,530,956)

Net increase (decrease)	(41,102,260)	105,706,397

	Year Ended October 31,
Class R	2017	2016

Sales	2,332,203	3,343,505
Issued to shareholders electing to receive payments of distributions in Fund shares	376,197	427,031
Redemptions	(2,439,383)	(4,479,655)

Net increase (decrease)	269,017	(709,119)

	Year Ended October 31,
Class R6	2017	2016

Sales	23,091,860	7,877,244
Issued to shareholders electing to receive payments of distributions in Fund shares	1,079,244	215,395
Redemptions	(3,940,296)	(1,538,095)

Net increase	20,230,808	6,554,544

19

Eaton Vance

Income Fund of Boston

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Income Fund of Boston:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Income Fund of Boston (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Income Fund of Boston as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2017

20

Eaton Vance

Income Fund of Boston

October 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Boston Income Portfolio

October 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 87.9%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.8%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$7,605	$8,256,596
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,084,688
TransDigm, Inc., 5.50%, 10/15/20	3,290	3,346,917
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,612,160
TransDigm, Inc., 6.50%, 7/15/24	14,665	15,178,275

		$43,478,636

Air Transportation — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	$6,995	$7,038,719

		$7,038,719

Automotive & Auto Parts — 1.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,205,628
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	2,865	2,943,788
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	3,035	3,107,081
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	12,310	12,894,725
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,793,937
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	4,893,751
Navistar International Corp., 8.25%, 11/1/21	15,215	15,278,142
Wabash National Corp., 5.50%, 10/1/25(1)	7,065	7,224,669
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	3,305	3,424,806
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,859,400

		$58,625,927

Banks & Thrifts — 0.6%
Ally Financial, Inc., 3.50%, 1/27/19	$16,565	$16,808,505
Ally Financial, Inc., 6.25%, 12/1/17	5,890	5,909,143
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,659,375
CIT Group, Inc., 5.375%, 5/15/20	861	925,575
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,568,475

		$36,871,073

Broadcasting — 1.6%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$11,190	$11,763,487
Netflix, Inc., 4.875%, 4/15/28(1)	12,035	11,977,232
Netflix, Inc., 5.50%, 2/15/22	8,685	9,389,571
Netflix, Inc., 5.875%, 2/15/25	5,730	6,200,433
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	10,090	10,228,737
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	26,977,910

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Tribune Media Co., 5.875%, 7/15/22	$6,235	$6,499,988
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,282,850

		$89,320,208

Building Materials — 1.9%
Beacon Escrow Corp., 4.875%, 11/1/25(1)	$9,410	$9,586,438
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	6,215	6,401,450
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	6,970	7,388,200
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	5,926,860
Core & Main LP, 6.125%, 8/15/25(1)	5,805	5,892,075
FBM Finance, Inc., 8.25%, 8/15/21(1)	16,295	17,415,281
HD Supply, Inc., 5.75%, 4/15/24(1)	11,620	12,564,125
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	12,740	12,708,150
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,727,012
Standard Industries, Inc., 6.00%, 10/15/25(1)	13,535	14,702,394
USG Corp., 5.50%, 3/1/25(1)	1,695	1,824,244

		$107,136,229

Cable / Satellite TV — 7.7%
Altice Financing S.A., 6.50%, 1/15/22(1)	$1,405	$1,457,688
Altice Financing S.A., 6.625%, 2/15/23(1)	13,855	14,639,193
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	6,140	6,684,925
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	23,010	24,390,600
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,211,350
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,590,587
Cablevision Systems Corp., 5.875%, 9/15/22	17,000	17,531,250
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,076,314
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	14,385,600
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	14,690	14,653,275
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,635,309
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,941,200
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,692,031
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,212,692
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,440,737
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	9,094,995
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,896,438
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	14,271,075

22	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CSC Holdings, LLC, 10. 125%, 1/15/23(1)	$17,855	$20,488,612
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	21,433,377
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,549,250
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,814,025
DISH DBS Corp., 6.75%, 6/1/21	14,092	14,831,830
DISH DBS Corp., 7.75%, 7/1/26	10,115	11,101,212
SFR Group S.A., 6.00%, 5/15/22(1)	23,425	24,449,844
SFR Group S.A., 6.25%, 5/15/24(1)	2,925	3,074,906
SFR Group S.A., 7.375%, 5/1/26(1)	15,800	17,044,250
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,254,840
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	12,011	12,370,815
UPC Holding B.V., 5.50%, 1/15/28(1)	12,640	12,608,400
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,870,350
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,792,562
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,420,088
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	13,012,918
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	8,216,956
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,852,708
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,429,925
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	8,180	8,343,600
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	6,485	6,630,913

		$437,396,640

Capital Goods — 0.6%
Anixter, Inc., 5.50%, 3/1/23	$7,020	$7,695,675
Welbilt, Inc., 9.50%, 2/15/24	20,975	24,095,031

		$31,790,706

Chemicals — 1.7%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	$5,350	$5,510,500
Chemours Co. (The), 5.375%, 5/15/27	4,285	4,584,950
Chemours Co. (The), 7.00%, 5/15/25	4,665	5,224,800
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	18,385	19,097,419
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	6,445	7,008,937
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,417,750
SPCM S.A., 4.875%, 9/15/25(1)	4,070	4,192,100
Tronox Finance PLC, 5.75%, 10/1/25(1)	5,835	6,112,163
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	10,769,325
Valvoline, Inc., 5.50%, 7/15/24(1)	2,810	2,985,625
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)	6,000	6,360,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	9,540	10,183,950

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
W.R. Grace & Co., 5.125%, 10/1/21(1)	$9,590	$10,333,225
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,743,750

		$98,524,494

Consumer Products — 1.5%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$13,610	$13,848,175
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	16,154,450
HRG Group, Inc., 7.875%, 7/15/19	26,940	27,216,135
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	4,115	4,423,625
Spectrum Brands, Inc., 5.75%, 7/15/25	9,690	10,340,974
Tempur Sealy International, Inc., 5.625%, 10/15/23	5,010	5,310,600
Vista Outdoor, Inc., 5.875%, 10/1/23	10,505	10,898,938

		$88,192,897

Containers — 2.8%
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(4)	$8,590	$9,169,825
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	5,600	5,782,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,421,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	4,026,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	19,270	20,498,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	23,620	26,041,050
Berry Global, Inc., 6.00%, 10/15/22	10,130	10,763,125
BWAY Holding Co., 5.50%, 4/15/24(1)	14,980	15,635,375
BWAY Holding Co., 7.25%, 4/15/25(1)	10,525	10,946,000
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,960,016
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,708,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,975,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	4,171	4,285,447
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	5,855	6,261,191

		$161,474,685

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$10,370	$10,758,875
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	6,905	6,999,944

23	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
DAE Funding, LLC, 4.50%, 8/1/22(1)	$7,630	$7,753,987
DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	13,027,219
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,115	7,341,791
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	9,255	9,694,612
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,848,150
Navient Corp., 5.50%, 1/15/19	12,170	12,580,737
Navient Corp., 7.25%, 1/25/22	1,240	1,350,050
Navient Corp., 8.00%, 3/25/20	10,785	11,917,425
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	27,825	29,042,344
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	10,260	10,670,400

		$126,985,534

Diversified Media — 1.2%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,302,812
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,277,200
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,005,000
IAC/InterActiveCorp, 4.875%, 11/30/18	10,598	10,629,264
MDC Partners, Inc., 6.50%, 5/1/24(1)	21,680	22,222,000
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,446,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,766,513

		$67,648,789

Energy — 12.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	$6,145	$6,313,987
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,015	2,133,381
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	3,535	3,627,794
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	3,385	3,537,325
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	4,970	5,361,388
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,966,150
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,875,000
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	8,495	8,898,512
Antero Resources Corp., 5.375%, 11/1/21	11,185	11,520,550

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Antero Resources Corp., 5.625%, 6/1/23	$7,890	$8,304,225
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	19,647,337
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(1)	10,840	11,205,850
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	15,580	16,923,775
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	20,214,119
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	16,110	16,633,575
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,069	2,233,879
Continental Resources, Inc., 4.50%, 4/15/23	8,720	8,850,800
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	28,585	29,096,100
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	11,243	11,608,397
Denbury Resources, Inc., 9.00%, 5/15/21(1)	7,110	6,985,575
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,773,025
Diamondback Energy, Inc., 5.375%, 5/31/25	10,360	10,813,250
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	21,338,887
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	16,191	17,486,280
Energy Transfer Equity, L.P., 5.875%, 1/15/24	12,880	14,039,200
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	9,006,100
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	6,775,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	5,110,700
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	4,199,750
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	13,112	13,964,280
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	18,251	18,798,530
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,768,650
Gulfport Energy Corp., 6.625%, 5/1/23	5,360	5,520,800
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,141,588
Matador Resources Co., 6.875%, 4/15/23	18,470	19,624,375
Murphy Oil Corp., 6.875%, 8/15/24	3,725	4,013,688
Newfield Exploration Co., 5.375%, 1/1/26	3,090	3,298,575
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,626,125
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,516,250
NGPL PipeCo, LLC, 4.875%, 8/15/27(1)	2,450	2,541,875
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,277,113
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,185,263
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,655,775

24	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	$10,260	$10,413,900
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,577,800
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	9,075	9,386,998
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,761,825
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	11,400	11,913,000
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(1)	5,350	5,543,937
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	15,147,600
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22, 11/15/22(2)(3)	13,365	13,656,357
Precision Drilling Corp., 6.50%, 12/15/21	1,700	1,725,500
Precision Drilling Corp., 6.625%, 11/15/20	1,163	1,177,471
Precision Drilling Corp., 7.75%, 12/15/23	695	715,850
Resolute Energy Corp., 8.50%, 5/1/20	7,527	7,677,540
RSP Permian, Inc., 6.625%, 10/1/22	22,005	23,187,769
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	12,350	12,504,375
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	32,610	34,811,175
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,920,200
SM Energy Co., 6.125%, 11/15/22	2,800	2,828,000
SM Energy Co., 6.50%, 11/15/21	11,000	11,165,000
SM Energy Co., 6.50%, 1/1/23	7,385	7,551,162
SM Energy Co., 6.75%, 9/15/26	1,910	1,969,688
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23	5,015	5,353,513
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	18,810	19,327,275
Tervita Escrow Corp., 7.625%, 12/1/21(1)	14,195	14,443,412
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	10,585	10,346,837
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,765,588
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	6,815,500
Whiting Petroleum Corp., 5.00%, 3/15/19	2,925	2,965,219
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,742,250
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	18,065	17,974,675
Williams Cos., Inc. (The), 3.70%, 1/15/23	12,106	12,272,457
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,605,000
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	10,378,425
WPX Energy, Inc., 7.50%, 8/1/20	4,266	4,649,940

		$729,688,286

Security	Principal Amount (000’s omitted)	Value

Entertainment / Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$14,605	$14,294,644
Regal Entertainment Group, 5.75%, 3/15/22	1,715	1,779,312

		$16,073,956

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$11,076,562
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,927,806
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,803,900
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,555,463
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,830,050
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,505,500
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,915	1,967,663

		$43,666,944

Food & Drug Retail — 0.2%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	$6,345	$5,615,325
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	6,175	5,835,375

		$11,450,700

Food / Beverage / Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	$15,215	$15,291,075
Dole Food Co., Inc., 7.25%, 6/15/25(1)	14,120	15,320,200
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,884,750
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	3,325	3,528,656
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	4,755	4,957,088
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	4,510	4,825,700
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,737,488
Post Holdings, Inc., 5.50%, 3/1/25(1)	15,390	16,044,075
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,485,406
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,607,750
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,552,162

		$110,234,350

Gaming — 3.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$2,066,005
CRC Escrow Issuer, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	23,840	24,054,560
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	11,098,200

25	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$3,030	$3,173,925
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,096,507
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	11,246,025
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	4,013,900
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	8,765	9,378,550
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,046	7,768,215
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	7,980	8,049,825
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28(1)	1,360	1,360,000
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	9,075	9,846,375
MGM Resorts International, 6.00%, 3/15/23	12,500	13,736,250
MGM Resorts International, 6.625%, 12/15/21	6,220	6,966,400
MGM Resorts International, 7.75%, 3/15/22	24,755	28,816,058
Scientific Games International, Inc., 7.00%, 1/1/22(1)	5,765	6,110,900
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,521,575
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	7,245,413
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)	5,140	5,024,350
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(5)	9,455	3,451,075
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	6,765	7,559,887

		$187,583,995

Health Care — 9.4%
Alere, Inc., 7.25%, 7/1/18	$2,470	$2,471,235
Avantor, Inc., 6.00%, 10/1/24(1)	4,820	4,922,425
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	9,515	9,681,512
Centene Corp., 4.75%, 5/15/22	4,335	4,562,588
Centene Corp., 4.75%, 1/15/25	18,525	19,173,375
Centene Corp., 5.625%, 2/15/21	9,335	9,708,400
Centene Corp., 6.125%, 2/15/24	9,335	10,058,462
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	25,715	24,782,831
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	10,650	9,278,813
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	9,975	10,324,125
Envision Healthcare Corp., 5.625%, 7/15/22	5,615	5,734,319
Envision Healthcare Corp., 6.25%, 12/1/24(1)	17,995	18,737,294
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	20,327,037

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
HCA, Inc., 4.50%, 2/15/27	$2,650	$2,683,125
HCA, Inc., 5.25%, 6/15/26	18,460	19,682,975
HCA, Inc., 5.875%, 2/15/26	13,250	13,962,187
HCA, Inc., 6.50%, 2/15/20	12,235	13,213,800
HCA, Inc., 7.50%, 2/15/22	10,400	11,830,000
Hologic, Inc., 4.375%, 10/15/25(1)	9,520	9,696,120
Hologic, Inc., 5.25%, 7/15/22(1)	8,405	8,804,238
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	14,067,465
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	32,260	33,752,025
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,128,075
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	16,430	18,360,525
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	59,093,925
PRA Holdings, Inc., 9.50%, 10/1/23(1)	10,289	11,137,842
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,782,175
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,462,500
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,171,831
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,029,188
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,423,844
Tenet Healthcare Corp., 8.125%, 4/1/22	18,180	18,270,900
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	9,640	9,868,950
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	13,520	11,441,300
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	27,435	27,332,119
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	10,220	10,871,525
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	20,625	22,378,125
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	7,890,225
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	26,411,925

		$535,509,325

Homebuilders / Real Estate — 1.2%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$12,660	$13,503,789
Mattamy Group Corp., 6.50%, 10/1/25(1)	9,455	9,904,112
Mattamy Group Corp., 6.875%, 12/15/23(1)	16,460	17,365,300
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)(6)	7,155	7,323,143
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,477,188

26	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	$12,555	$13,653,562

		$71,227,094

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,699,188
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,851,750
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,422,125

		$32,973,063

Insurance — 1.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	$24,315	$25,956,262
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	24,645	26,120,003
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)	11,950	11,994,813
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,312,175

		$76,383,253

Leisure — 0.6%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$10,135	$10,540,400
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,478,451
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	10,840	10,948,400
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	9,027,200

		$34,994,451

Metals / Mining — 3.4%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,867,313
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,725	25,596,375
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	5,005	5,211,456
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	16,055	17,058,437
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	25,525	27,120,312
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,889,375
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	5,929,787
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	8,270,300
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	7,231,975
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,373,163
Lundin Mining Corp., 7.875%, 11/1/22(1)	3,665	3,985,688
New Gold, Inc., 6.25%, 11/15/22(1)	18,590	19,240,650
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	5,367,600
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)	3,345	3,487,163

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Novelis Corp., 5.875%, 9/30/26(1)	$11,570	$11,953,198
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,428,275
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	10,085	10,639,675
Teck Resources, Ltd., 5.20%, 3/1/42	2,365	2,382,738
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	5,406,875
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,957,006
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,948,825

		$193,346,186

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$12,150	$12,271,500
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	2,010	2,017,538

		$14,289,038

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,867,650

		$16,867,650

Restaurants — 1.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,536,051
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	17,385	17,732,700
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	9,375	9,562,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	29,625	30,217,500
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	14,739,300
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,391,782
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,180,238
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,763,986

		$97,124,057

Services — 5.0%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	$10,165	$11,079,850
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,551,138
Carlson Travel, Inc., 6.75%, 12/15/23(1)	9,120	9,051,600
Carlson Travel, Inc., 9.50%, 12/15/24(1)	7,510	7,059,400
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,731,562
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,962,500

27	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	$9,915	$9,543,188
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,814,157
Gartner, Inc., 5.125%, 4/1/25(1)	10,020	10,621,200
H&E Equipment Services, Inc., 5.625%, 9/1/25(1)	2,865	3,033,319
Hertz Corp. (The), 5.50%, 10/15/24(1)	5,585	5,054,425
Hertz Corp. (The), 6.25%, 10/15/22	3,020	2,910,525
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	10,044,000
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	11,645,937
Laureate Education, Inc., 8.25%, 5/1/25(1)	19,545	21,084,169
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	17,425	19,353,947
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	28,294,087
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,530,138
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,552,711
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,910,450
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	15,420	14,263,500
TMS International Corp., 7.25%, 8/15/25(1)	9,720	10,157,400
United Rentals North America, Inc., 5.50%, 5/15/27	2,245	2,407,763
Vizient, Inc., 10.375%, 3/1/24(1)	17,415	19,896,637
West Corp., 8.50%, 10/15/25(1)	11,900	11,699,187

		$284,252,790

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$3,490	$3,607,788
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,833,987
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	7,750	8,331,250
United States Steel Corp., 8.375%, 7/1/21(1)	4,095	4,478,906
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	1,060	1,200,450

		$31,452,381

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	$9,275	$9,495,281
Dollar Tree, Inc., 5.75%, 3/1/23	18,530	19,572,312
Hot Topic, Inc., 9.25%, 6/15/21(1)	11,680	9,738,200
L Brands, Inc., 6.875%, 11/1/35	12,970	12,937,575
L Brands, Inc., 8.50%, 6/15/19	12,810	14,058,975
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,783,000
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,960,019
Party City Holdings, Inc., 6.125%, 8/15/23(1)	13,190	13,750,575
PVH Corp., 7.75%, 11/15/23	13,090	15,838,900
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	8,115	8,094,713

		$117,229,550

Security	Principal Amount (000’s omitted)	Value

Technology — 8.5%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$11,110	$9,360,175
Camelot Finance S.A., 7.875%, 10/15/24(1)	8,395	9,045,613
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	14,480	14,136,100
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	15,650	16,589,000
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	13,500	14,171,644
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	23,105	25,834,990
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	25,335	27,973,856
EIG Investors Corp., 10.875%, 2/1/24	16,060	17,826,600
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,947,850
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,719,713
First Data Corp., 7.00%, 12/1/23(1)	47,970	51,448,784
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,245,245
Infor (US), Inc., 6.50%, 5/15/22	14,365	15,080,377
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	8,420	8,693,650
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	10,985	11,616,638
Match Group, Inc., 6.375%, 6/1/24	6,945	7,570,050
Micron Technology, Inc., 5.25%, 8/1/23(1)	7,195	7,566,982
Micron Technology, Inc., 7.50%, 9/15/23	13,296	14,758,560
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,495,800
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	11,878,650
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	8,295	8,958,600
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,405	19,237,744
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,670,837
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	18,257,025
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	12,970	13,764,412
Symantec Corp., 5.00%, 4/15/25(1)	7,590	7,950,525
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	9,010	9,595,650
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	17,240	18,446,800
Western Digital Corp., 7.375%, 4/1/23(1)	29,115	31,953,712
Western Digital Corp., 10.50%, 4/1/24	27,405	32,228,280
Zebra Technologies Corp., 7.25%, 10/15/22	3,255	3,444,197

		$488,468,059

Telecommunications — 7.2%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,920,980
CenturyLink, Inc., 7.50%, 4/1/24	19,165	20,410,725
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	3,595	3,595,000
Digicel, Ltd., 6.00%, 4/15/21(1)	14,650	14,470,830
Equinix, Inc., 5.375%, 5/15/27	7,730	8,300,088

28	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Equinix, Inc., 5.875%, 1/15/26	$13,010	$14,132,112
Frontier California, Inc., 6.75%, 5/15/27	2,855	2,467,399
Frontier Communications Corp., 6.25%, 9/15/21	11,985	9,917,588
Frontier Communications Corp., 6.875%, 1/15/25	9,340	6,990,430
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,075,150
Frontier Communications Corp., 10.50%, 9/15/22	7,925	6,971,623
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,727,593
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,483,530
Hughes Satellite Systems Corp., 6.625%, 8/1/26	10,660	11,272,950
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	10,495	8,986,344
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	19,455	18,816,876
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,636,075
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	10,025	10,125,250
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,800,395
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,434,925
SBA Communications Corp., 4.00%, 10/1/22(1)	7,385	7,532,700
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,419,600
Sprint Capital Corp., 6.875%, 11/15/28	11,445	12,238,997
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,310,363
Sprint Communications, Inc., 7.00%, 8/15/20	19,670	21,292,775
Sprint Communications, Inc., 9.00%, 11/15/18(1)	10,426	11,064,592
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,465,000
Sprint Corp., 7.125%, 6/15/24	7,445	8,066,211
Sprint Corp., 7.25%, 9/15/21	13,335	14,568,487
Sprint Corp., 7.625%, 2/15/25	14,960	16,530,800
Sprint Corp., 7.875%, 9/15/23	42,055	47,101,600
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,459,900
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	28,963,684
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	11,872,200
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	9,610	9,748,384
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	6,385	6,744,156
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,273,875
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,545,467

		$413,734,654

Transportation Ex Air / Rail — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(1)	$5,080	$4,889,500
XPO Logistics, Inc., 6.125%, 9/1/23(1)	5,325	5,624,531
XPO Logistics, Inc., 6.50%, 6/15/22(1)	15,315	16,140,938

		$26,654,969

Utilities — 2.4%
AES Corp. (The), 5.125%, 9/1/27	$1,195	$1,229,655
AES Corp. (The), 5.50%, 3/15/24	5,981	6,280,050

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
AES Corp. (The), 5.50%, 4/15/25	$1,030	$1,094,375
AES Corp. (The), 6.00%, 5/15/26	18,405	19,923,412
Calpine Corp., 5.75%, 1/15/25	7,170	6,842,869
Dynegy, Inc., 7.375%, 11/1/22	9,265	9,948,294
Dynegy, Inc., 7.625%, 11/1/24	9,410	10,327,475
Dynegy, Inc., 8.00%, 1/15/25(1)	5,605	6,158,494
Dynegy, Inc., 8.125%, 1/30/26(1)	9,470	10,523,537
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,809,375
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	7,115	7,177,256
NRG Energy, Inc., 7.25%, 5/15/26	16,520	17,986,150
NRG Yield Operating, LLC, 5.00%, 9/15/26	10,375	10,738,125
NRG Yield Operating, LLC, 5.375%, 8/15/24	6,680	6,997,300
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	7,680	8,198,400
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	1,470	1,547,175
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,581,100

		$139,363,042

Total Corporate Bonds & Notes (identified cost $4,816,997,145)		$5,027,052,330

Senior Floating-Rate Loans — 5.4%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$2,996	$3,012,372

		$3,012,372

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 5.69%, (USD LIBOR + 4.00%), Maturing 11/30/23(9)	$8,854	$8,895,596

		$8,895,596

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.81%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$23,545	$25,352,079

		$25,352,079

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 4.75%), Maturing 8/21/20	$6,500	$6,581,250

		$6,581,250

29	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.6%
Gateway Casinos & Entertainment Limited, Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$2,993	$3,033,024
GLP Financing, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	13,850	13,734,588
Lago Resort & Casino, LLC, Term Loan, 10.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	16,220	16,220,000

		$32,987,612

Health Care — 0.8%
Avantor, Inc., Term Loan, Maturing 9/7/24(10)	$5,610	$5,630,162
MPH Acquisition Holdings, LLC, Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing 6/7/23	10,225	10,315,667
Press Ganey Holdings, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing 10/23/23	18,075	18,210,548
Press Ganey Holdings, Inc., Term Loan - Second Lien, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	8,598	8,705,787
Vizient, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing 2/13/23	3,428	3,455,930

		$46,318,094

Publishing / Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$7,163	$7,133,658

		$7,133,658

Services — 0.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.88%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$19,320	$16,663,500
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	6,013	6,052,714

		$22,716,214

Steel — 0.1%
Big River Steel, LLC, Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,630	$8,824,175

		$8,824,175

Super Retail — 0.1%
National Vision, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing 3/12/21	$5,457	$5,481,111

		$5,481,111

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 1.3%
EIG Investors Corp., Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$35,058	$35,463,442
Riverbed Technology, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	3,006	2,912,814
Solera, LLC, Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	12,718	12,822,323
Veritas Bermuda Ltd., Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	21,309	21,447,731

		$72,646,310

Telecommunications — 1.1%
Asurion, LLC, Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$28,010	$28,942,201
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25(11)	23,735	23,450,679
Intelsat Jackson Holdings S.A., Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing 6/30/19	8,210	8,200,591

		$60,593,471

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(11)	$2,451	$2,382,597
CEVA Intercompany B.V., Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	1,874	1,821,130
CEVA Logistics Canada, ULC, Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	323	313,988
CEVA Logistics US Holdings, Inc., Term Loan, 6.88%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	2,584	2,511,903

		$7,029,618

Total Senior Floating-Rate Loans (identified cost $305,973,810)		$307,571,560

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value

Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$4,541	$8,933,619

		$8,933,619

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,716,700

30	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
NRG Yield, Inc., 3.50%, 2/1/19(1)	$10,630	$10,869,175

		$25,585,875

Total Convertible Bonds (identified cost $32,647,765)		$34,519,494

Common Stocks — 0.9%

Security	Shares	Value

Consumer Products — 0.0%(7)
HF Holdings, Inc.(12)(13)(14)	3,400	$73,202

		$73,202

Energy — 0.4%
Ascent CNR Corp., Class A(12)(13)(14)	32,029,863	$7,174,689
Bonanza Creek Energy, Inc.(13)	256,441	8,675,399
Nine Point Energy Holdings, Inc.(12)(13)(14)	133,983	1,970,354
Seven Generations Energy, Ltd., Class A(13)	251,036	3,790,545

		$21,610,987

Gaming — 0.2%
Caesars Entertainment Corp.(13)	1,056,726	$13,684,602
New Cotai Participation Corp., Class B(12)(13)(14)	36	191,700

		$13,876,302

Services — 0.3%
Laureate Education, Inc.(13)	1,319,355	$17,639,776

		$17,639,776

Total Common Stocks (identified cost $60,562,680)		$53,200,267

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(12)(13)(14)	2,928	$2,928,000

Total Convertible Preferred Stocks (identified cost $2,928,000)		$2,928,000

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(12)(13)	11,599,560	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(13)	$2,349,221	$3,524
PGP Investors, LLC, Membership Interests(12)(13)(14)	38,571	22,718,572

		$22,722,096

Total Miscellaneous (identified cost $13,303,125)		$22,722,096

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(15)	169,295,256	$169,312,185

Total Short-Term Investments (identified cost $169,316,452)		$169,312,185

Total Investments — 98.3% (identified cost $5,401,728,977)		$5,617,305,932

Other Assets, Less Liabilities — 1.7%		$98,128,740

Net Assets — 100.0%		$5,715,434,672

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $3,045,494,052 or 53.3% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	When-issued security.

(7)	Amount is less than 0.05%.

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The

31	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Portfolio of Investments — continued

degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	The stated interest rate represents the weighted average interest rate at October 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(11)	Fixed-rate loan.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,734,404	CAD	4,794,788	State Street Bank and Trust Company	1/31/18	$14,236	$—

						$14,236	$—

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

32	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $5,232,412,525)	$5,447,993,747
Affiliated investment, at value (identified cost, $169,316,452)	169,312,185
Cash	12,990,461
Foreign currency, at value (identified cost, $47)	47
Interest receivable	84,875,330
Dividends receivable from affiliated investment	204,331
Receivable for investments sold	20,462,970
Receivable for open forward foreign currency exchange contracts	14,236
Total assets	$5,735,853,307

Liabilities
Payable for investments purchased	$9,790,489
Payable for when-issued securities	7,155,000
Payable to affiliates:
Investment adviser fee	2,819,850
Trustees’ fees	8,458
Accrued expenses	644,838
Total liabilities	$20,418,635
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$5,715,434,672

Sources of Net Assets
Investors’ capital	$5,499,843,485
Net unrealized appreciation	215,591,187
Total	$5,715,434,672

33	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income	$374,368,763
Dividends	1,746,590
Dividends from affiliated investment	2,322,745
Total investment income	$378,438,098

Expenses
Investment adviser fee	$36,200,267
Trustees’ fees and expenses	104,291
Custodian fee	1,025,565
Legal and accounting services	254,890
Miscellaneous	185,575
Total expenses	$37,770,588

Net investment income	$340,667,510

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,863,789
Investment transactions — affiliated investment	40,024
Swap contracts	(484,405)
Forward foreign currency exchange contracts	(193,147)
Net realized gain	$11,226,261
Change in unrealized appreciation (depreciation) —
Investments	$123,695,481
Investments — affiliated investment	(71,513)
Swap contracts	(333,483)
Forward foreign currency exchange contracts	18,030
Net change in unrealized appreciation (depreciation)	$123,308,515

Net realized and unrealized gain	$134,534,776

Net increase in net assets from operations	$475,202,286

34	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$340,667,510	$343,239,756
Net realized gain (loss)	11,226,261	(65,382,589)
Net change in unrealized appreciation (depreciation)	123,308,515	178,062,044
Net increase in net assets from operations	$475,202,286	$455,919,211
Capital transactions —
Contributions	$505,774,907	$1,212,272,358
Withdrawals	(1,757,976,526)	(781,028,952)
Net increase (decrease) in net assets from capital transactions	$(1,252,201,619)	$431,243,406

Net increase (decrease) in net assets	$(776,999,333)	$887,162,617

Net Assets
At beginning of year	$6,492,434,005	$5,605,271,388
At end of year	$5,715,434,672	$6,492,434,005

35	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.61%	0.61%	0.62%	0.62%	0.62%
Net investment income	5.51%	5.79%	5.78%	5.81%	6.15%
Portfolio Turnover	41%	34%	36%	43%	56%

Total Return	7.94%	7.42%	0.28%	5.74%	9.17%

Net assets, end of year (000’s omitted)	$5,715,435	$6,492,434	$5,605,271	$5,045,293	$4,881,852

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

36	See Notes to Financial Statements.

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Income Fund of Boston, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

37

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of

38

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $36,200,267 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $2,435,160,289 and $3,229,288,838, respectively, for the year ended October 31, 2017.

39

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,411,763,603

Gross unrealized appreciation	$261,727,444
Gross unrealized depreciation	(56,185,115)

Net unrealized appreciation	$205,542,329

5  Restricted Securities

At October 31, 2017, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,174,689
HF Holdings, Inc.	10/27/09	3,400	182,613	73,202
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	191,700
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	133,983	7,228,189	1,970,354

Total Common Stocks			$8,522,302	$9,409,945

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/2017	2,928	$2,928,000	$2,928,000

Total Convertible Preferred Stocks			$2,928,000	$2,928,000

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$22,718,572

Total Miscellaneous			$13,303,125	$22,718,572

Total Restricted Securities			$24,753,427	$35,056,517

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: During the year ended October 31, 2017, the Portfolio entered into credit default swaps to manage its credit risk, to gain exposure to a credit which it may otherwise invest, or to enhance return.

40

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$14,236	(1)	$—

Total Derivatives subject to master netting or similar agreements	$14,236		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$14,236	$—	$—	$—	$14,236

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

41

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$(484,405)	$(333,483)
Foreign Exchange	Forward foreign currency exchange contracts	(193,147)	18,030

Total		$(677,552)	$(315,453)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts
$4,968,000	$4,969,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42

Boston Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$5,027,052,330	$—	$5,027,052,330
Senior Floating-Rate Loans	—	307,571,560	—	307,571,560
Convertible Bonds	—	34,519,494	—	34,519,494
Common Stocks	43,790,322	—	9,409,945	53,200,267
Convertible Preferred Stocks	—	—	2,928,000	2,928,000
Miscellaneous	—	3,524	22,718,572	22,722,096
Short-Term Investments	—	169,312,185	—	169,312,185

Total Investments	$43,790,322	$5,538,459,093	$35,056,517	$5,617,305,932

Forward Foreign Currency Exchange Contracts	$—	$14,236	$—	$14,236

Total	$43,790,322	$5,538,473,329	$35,056,517	$5,617,320,168

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

10  Commitments

As of October 31, 2017, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $47,080,000. At October 31, 2017, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

43

Boston Income Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Boston Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Boston Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Boston Income Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2017

44

Eaton Vance

Income Fund of Boston

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) and Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

45

Eaton Vance

Income Fund of Boston

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

46

Eaton Vance

Income Fund of Boston

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Income Fund of Boston (the “Fund”) is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2016 and October 31, 2017 D&T for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Income Fund of Boston Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$26,520	$26,520
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,815	$14,022
All Other Fees(3)	$0	$0

Total	$40,335	$40,542

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 or June 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/16		10/31/16	6/30/17		10/31/17
Audit Fees	$78,070		$26,520	$78,070		$26,520
Audit-Related Fees(1)	$0		$0	$0		$0
Tax Fees(2)	$26,814		$13,815	$14,854		$14,022
All Other Fees(3)	$0		$0	$0		$0

Total	$104,884	(4)	$40,335	$92,924	(4)	$40,542

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/16	10/31/16	6/30/17	10/31/17
Registrant(1)	$26,814	$13,815	$14,854	$14,022
Eaton Vance(2)	$56,434	$56,434	$148,018	$148,018

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017